Athene Variable Life
Account A
Financial Statements
As of and for the year ended December 31, 2023

Athene Variable Life Account A
Index of the Financial Statements
As of and for the year ended December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of
AVL Separate Account A (Athene Variable Life) Separate Account AVUL/VL and the
Board of Directors of Athene Annuity & Life Assurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below, which comprises Athene Variable Life (AVL) Separate Account A (the “Account”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, changes in net assets for the years ended December 31, 2023 and 2022, the financial highlights for the years ended December 31, 2023 and 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Large Cap Growth Portfolio	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
The Alger Funds Capital Appreciation Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
The Alger Funds Mid Cap Growth Portfolio	Fidelity Variable Insurance Products Mid-Cap Portfolio	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
The Alger Funds Small Cap Growth Portfolio	Fidelity Variable Insurance Products Government Money Market Fund	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Invesco Variable Investment Funds High Yield Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century Variable Portfolios, Inc. VP Value Fund	Invesco Variable Investment Funds Core Equity Fund	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
American Century Variable Portfolios, Inc. VP Ultra Fund	Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Vanguard Variable Insurance Funds Real Estate Index Portfolio
BNY Mellon Investment Portfolios Sustainable US Equity Portfolio Fund	Allspring VT Discovery SMID Growth Fund	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
BNY Mellon Investment Portfolios Stock Index Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II	Vanguard Variable Insurance Funds Small Company Growth Portfolio
Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II

The financial highlights for each of the years or periods ended on or prior to December 31, 2021, were audited by other independent registered public accountants whose report, dated April 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Des Moines, Iowa
April 30, 2024

We have served as the Account’s auditor since 2022.

Athene Variable Life Account A
Statements of Net Assets
December 31, 2023

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Assets
Investments in shares of mutual funds, at fair value	$28,658	$173,293	$22,936	$672	$340,387	$544,546
Total Assets	$28,658	$173,293	$22,936	$672	$340,387	$544,546

Net assets in the accumulation period	$28,658	$173,293	$22,936	$672	$340,387	$544,546
Net assets	$28,658	$173,293	$22,936	$672	$340,387	$544,546

Accumulation unit value low	$57.746	$100.264	$46.845	$46.821	$46.019	$50.798
Accumulation unit value high	$60.048	$112.987	$70.307	$46.821	$46.381	$68.931

Accumulation units outstanding	496	1,534	346	14	7,393	8,580

Shares of mutual funds owned	459	2,215	1,361	41	44,379	44,672

Investments, at cost	$28,315	$163,808	$26,660	$782	$392,652	$460,834
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Net Assets
December 31, 2023

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$43,810	$2,655	$1,129,499	$80,460
Total Assets	$43,810	$2,655	$1,129,499	$80,460

Net assets in the accumulation period	$43,810	$2,655	$1,129,499	$80,460
Net assets	$43,810	$2,655	$1,129,499	$80,460

Accumulation unit value low	$73.853	$46.411	$61.478	$51.207
Accumulation unit value high	$73.853	$46.411	$65.139	$51.207

Accumulation units outstanding	593	57	18,285	1,571

Shares of mutual funds owned	1,708	59	16,351	4,330

Investments, at cost	$31,158	$2,122	$811,644	$76,188
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Net Assets
December 31, 2023

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$283,105	$383,731	$1,091,755	$358,705	$589,789	$817,185
Total Assets	$283,105	$383,731	$1,091,755	$358,705	$589,789	$817,185

Net assets in the accumulation period	$283,105	$383,731	$1,091,755	$358,705	$589,789	$817,185
Net assets	$283,105	$383,731	$1,091,755	$358,705	$589,789	$817,185

Accumulation unit value low	$23.046	$46.991	$65.073	$18.738	$53.572	$13.154
Accumulation unit value high	$32.339	$77.492	$73.139	$18.738	$53.572	$13.154

Accumulation units outstanding	11,157	7,614	16,517	19,144	11,009	62,124

Shares of mutual funds owned	11,098	4,267	23,313	32,113	16,185	817,185

Investments, at cost	$242,102	$331,512	$844,745	$409,040	$559,998	$817,185
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Net Assets
December 31, 2023

	Invesco Variable Investment Funds		Lazard	Allspring
			Retirement	VT
			Series, Inc.	Funds
			Retirement	Discovery
	High	Core	U.S. Small	SMID
	Yield	Equity	Cap Equity	Growth
	Fund	Fund	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$28,140	$47,161	$318,155	$2,992
Total Assets	$28,140	$47,161	$318,155	$2,992

Net assets in the accumulation period	$28,140	$47,161	$318,155	$2,992
Net assets	$28,140	$47,161	$318,155	$2,992

Accumulation unit value low	$28.005	$42.202	$43.453	$59.282
Accumulation unit value high	$28.005	$42.202	$69.642	$59.282

Accumulation units outstanding	1,005	1,117	5,121	50

Shares of mutual funds owned	6,000	1,610	23,567	146

Investments, at cost	$31,396	$49,134	$341,569	$3,915
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Net Assets
December 31, 2023

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Assets
Investments in shares of mutual funds, at fair value	$511,660	$437,989	$796,379	$202,783	$153,280
Total Assets	$511,660	$437,989	$796,379	$202,783	$153,280

Net assets in the accumulation period	$511,660	$437,989	$796,379	$202,783	$153,280
Net assets	$511,660	$437,989	$796,379	$202,783	$153,280

Accumulation unit value low	$42.425	$37.559	$73.256	$33.773	$105.738
Accumulation unit value high	$58.827	$37.559	$73.256	$33.773	$105.738

Accumulation units outstanding	9,459	11,661	10,871	6,004	1,450

Shares of mutual funds owned	12,162	15,875	17,241	10,129	2,956

Investments, at cost	$375,746	$418,019	$476,426	$206,086	$130,721
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Net Assets
December 31, 2023

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$245,421	$16,996	$7,940	$710,262
Total Assets	$245,421	$16,996	$7,940	$710,262

Net assets in the accumulation period	$245,421	$16,996	$7,940	$710,262
Net assets	$245,421	$16,996	$7,940	$710,262

Accumulation unit value low	$33.641	$50.934	$27.174	$35.765
Accumulation unit value high	$33.641	$50.934	$27.174	$35.765

Accumulation units outstanding	7,295	334	292	19,859

Shares of mutual funds owned	9,516	1,048	769	19,697

Investments, at cost	$223,496	$17,942	$9,059	$690,847
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Net Assets
December 31, 2023

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$257,130	$307,338	$172,248	$162,150	$77,095	$371,948
Total Assets	$257,130	$307,338	$172,248	$162,150	$77,095	$371,948

Net assets in the accumulation period	$257,130	$307,338	$172,248	$162,150	$77,095	$371,948
Net assets	$257,130	$307,338	$172,248	$162,150	$77,095	$371,948

Accumulation unit value low	$53.004	$34.375	$16.769	$56.498	$53.095	$79.290
Accumulation unit value high	$53.004	$34.375	$16.769	$56.498	$53.095	$79.290

Accumulation units outstanding	4,851	8,941	10,272	2,870	1,452	4,691

Shares of mutual funds owned	10,745	25,783	16,204	3,279	4,378	8,020

Investments, at cost	$235,021	$317,237	$190,217	$135,095	$85,238	$249,013
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2023

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small	VP Disciplined	VP
	Growth	Appreciation	Growth	Cap Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Income
Dividends	$—	$—	—	—	$5,562	$13,186
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	—	—	—	—	5,562	13,186

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(135)	629	(2,395)	(188)	(24,413)	39,150
Capital gain distributions	—	—	—	—	—	43,114
Net realized gain (loss) on investments	(135)	629	(2,395)	(188)	(24,413)	82,264
Net change in unrealized depreciation
on investments	7,880	52,350	7,650	273	47,328	(49,844)
Net increase in net assets
resulting from operations	$7,745	$52,979	$5,255	$85	$28,477	$45,606
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2023

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Income
Dividends	$—	$18	$14,474	$872
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	—	18	14,474	872

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	877	16	49,638	698
Capital gain distributions	2,730	283	36,317	4,552
Net realized gain (loss) on investments	3,607	299	85,955	5,250
Net change in unrealized depreciation
on investments	10,099	203	134,235	4,472
Net increase in net assets
resulting from operations	$13,706	$520	$234,664	$10,594
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2023

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$2,131	14	$2,584	$9,074	$3,332	$39,346
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	2,131	14	2,584	9,074	3,332	39,346

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	15,974	14,756	42,555	(7,328)	3,276	—
Capital gain distributions	714	16,751	36,777	—	15,430	—
Net realized gain (loss) on investments	16,688	31,507	79,332	(7,328)	18,706	—
Net change in unrealized depreciation
on investments	32,987	75,828	207,163	19,347	59,855	—
Net increase in net assets
resulting from operations	$51,806	$107,349	$289,079	$21,093	$81,893	$39,346
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2023

	Invesco Variable Investment Funds		Lazard	Allspring
			Retirement	VT
			Series, Inc.	Funds
			Retirement	Discovery
	High	Core	U.S. Small	SMID
	Yield	Equity	Cap Equity	Growth
	Fund	Fund	Portfolio	Fund

Income
Dividends	$1,417	$322	$—	$—
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	1,417	322	—	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(87)	(146)	(21,219)	(62)
Capital gain distributions	—	1,038	—	—
Net realized gain (loss) on investments	(87)	892	(21,219)	(62)
Net change in unrealized depreciation
on investments	1,265	7,808	51,166	570
Net increase in net assets
resulting from operations	$2,595	$9,022	$29,947	$508
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2023

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Income
Dividends	$7,924	$8,175	—	$4,392	—
Expenses
Mortality and expense and administration charges	—	—	—	—	—
Net investment income	7,924	8,175	—	4,392	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	30,062	5,059	89,487	(1,232)	15,186
Capital gain distributions	—	17,937	—	550	5,670
Net realized gain (loss) on investments	30,062	22,996	89,487	(682)	20,856
Net change in unrealized depreciation
on investments	16,150	7,176	194,700	23,851	(18,379)
Net increase in net assets
resulting from operations	$54,136	$38,347	$284,187	$27,561	$2,477
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2023

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$1,082	$132	$400	$6,408
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	1,082	132	400	6,408

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	1,221	(65)	(146)	8,736
Capital gain distributions	6,685	923	—	14,014
Net realized gain (loss) on investments	7,906	858	(146)	22,750
Net change in unrealized depreciation
on investments	24,803	1,407	224	57,555
Net increase in net assets
resulting from operations	$33,791	$2,397	$478	$86,713
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2023

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$3,335	$6,840	$4,280	$2,212	$298	$3,561
Expenses
Mortality and expense and administration charges	470	562	346	361	145	674
Net investment income	2,865	6,278	3,934	1,851	153	2,887

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	19	(4,390)	(3,106)	15,141	(3,357)	9,286
Capital gain distributions	4,186	12,904	—	10,781	—	17,024
Net realized gain (loss) on investments	4,205	8,514	(3,106)	25,922	(3,357)	26,310
Net change in unrealized depreciation
on investments	27,568	16,548	7,414	11,529	15,885	53,278
Net increase in net assets
resulting from operations	$34,638	$31,340	$8,242	$39,302	$12,681	$82,475
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund
Net assets at December 31, 2021	$41,306	$200,402	$44,185	$672	$456,856	$639,019
Changes from 2022 operations
Net investment income	—	—	—	—	7,146	12,709
Net realized gain (loss) on investments	1,728	11,821	1,041	44	95,710	86,565
Net change in unrealized depreciation on investments	(17,583)	(84,586)	(16,884)	(358)	(160,389)	(95,734)
Net increase (decrease) in net assets resulting from operations	(15,855)	(72,765)	(15,843)	(314)	(57,533)	3,540
Contract transactions
Deposits	—	—	—	—	9,308	14,649
Surrenders and death benefits	—	—	—	—	(6,575)	(23,364)
Contract maintenance charges	(1,095)	(4,064)	(1,004)	(155)	(21,763)	(21,048)
Other transfers between sub-accounts,
including fixed interest account	91	527	48	278	517	(28,059)
Net increase (decrease) in net assets resulting from contract transactions	(1,004)	(3,537)	(956)	123	(18,513)	(57,822)
Total increase (decrease) in net assets	(16,859)	(76,302)	(16,799)	(191)	(76,046)	(54,282)
Net assets at December 31, 2022	$24,447	$124,100	$27,386	$481	$380,810	$584,737
Changes from 2023 operations
Net investment income	—	—	—	—	5,562	13,186
Net realized gain (loss) on investments	(135)	629	(2,395)	(188)	(24,413)	82,264
Net change in unrealized appreciation (depreciation) on investments	7,880	52,350	7,650	273	47,328	(49,844)
Net increase in net assets resulting from operations	7,745	52,979	5,255	85	28,477	45,606
Contract transactions
Deposits	—	—	—	—	8,337	11,926
Surrenders and death benefits	(2,627)	—	(8,928)	—	(58,932)	(89,593)
Contract maintenance charges	(1,202)	(4,481)	(834)	(178)	(20,004)	(19,560)
Other transfers between sub-accounts,
including fixed interest account	295	695	57	284	1,699	11,430
Net increase (decrease) in net assets resulting from contract transactions	(3,534)	(3,786)	(9,705)	106	(68,900)	(85,797)
Total increase (decrease) in net assets	4,211	49,193	(4,450)	191	(40,423)	(40,191)
Net assets at December 31, 2023	$28,658	$173,293	$22,936	$672	$340,387	$544,546
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Net assets at December 31, 2021	$45,111	$2,947	$1,195,135	$102,420
Changes from 2022 operations
Net investment income	—	13	13,855	788
Net realized gain (loss) on investments	4,115	197	106,521	12,132
Net change in unrealized depreciation on investments	(18,912)	(879)	(338,271)	(29,597)
Net increase (decrease) in net assets resulting from operations	(14,797)	(669)	(217,895)	(16,677)
Contract transactions
Deposits	753	—	30,817	1,236
Surrenders and death benefits	—	—	(5,371)	(2,972)
Contract maintenance charges	(845)	(97)	(26,345)	(3,102)
Other transfers between sub-accounts,
including fixed interest account	1,329	24	(4,479)	(91)
Net increase (decrease) in net assets
resulting from contract transactions	1,237	(73)	(5,378)	(4,929)
Total increase (decrease) in net assets	(13,560)	(742)	(223,273)	(21,606)
Net assets at December 31, 2022	$31,551	$2,205	$971,862	$80,814
Changes from 2023 operations
Net investment income	—	18	14,474	872
Net realized gain (loss) on investments	3,607	299	85,955	5,250
Net change in unrealized appreciation (depreciation) on investments	10,099	203	134,235	4,472
Net increase in net
assets resulting from operations	13,706	520	234,664	10,594
Contract transactions
Deposits	765	—	23,131	1,236
Surrenders and death benefits	—	—	(71,854)	(10,696)
Contract maintenance charges	(999)	(103)	(25,151)	(2,967)
Other transfers between sub-accounts,
including fixed interest account	(1,213)	33	(3,153)	1,479
Net increase (decrease) in net assets
resulting from contract transactions	(1,447)	(70)	(77,027)	(10,948)
Total increase (decrease) in net assets	12,259	450	157,637	(354)
Net assets at December 31, 2023	$43,810	$2,655	$1,129,499	$80,460
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2021	$391,424	$438,790	$1,358,593	$495,154	$757,252	$832,834
Changes from 2022 operations
Net investment income	2,503	1,247	2,654	8,740	3,215	11,993
Net realized gain (loss) on investments	11,607	36,582	105,824	10,097	41,947	—
Net change in unrealized depreciation on investments	(110,784)	(144,834)	(456,650)	(82,296)	(156,576)	—
Net increase (decrease) in net assets resulting from operations	(96,674)	(107,005)	(348,172)	(63,459)	(111,414)	11,993
Contract transactions
Deposits	8,813	20,569	25,072	15,892	11,762	42,958
Surrenders and death benefits	(2,245)	(18,304)	(54,738)	(2,929)	(5,649)	(1,343)
Contract maintenance charges	(9,787)	(12,899)	(32,638)	(14,010)	(21,841)	(39,711)
Other transfers between sub-accounts,
including fixed interest account	(9,734)	4,699	(43,090)	(64,531)	(11,579)	(3,434)
Net increase (decrease) in net assets
resulting from contract transactions	(12,953)	(5,935)	(105,394)	(65,578)	(27,307)	(1,530)
Total increase (decrease) in net assets	(109,627)	(112,940)	(453,566)	(129,037)	(138,721)	10,463
Net assets at December 31, 2022	$281,797	$325,850	$905,027	$366,117	$618,531	$843,297
Changes from 2023 operations
Net investment income	2,131	14	2,584	9,074	3,332	39,346
Net realized gain (loss) on investments	16,688	31,507	79,332	(7,328)	18,706	—
Net change in unrealized appreciation (depreciation) on investments	32,987	75,828	207,163	19,347	59,855	—
Net increase in net
assets resulting from operations	51,806	107,349	289,079	21,093	81,893	39,346
Contract transactions
Deposits	7,918	14,037	26,820	14,532	9,906	43,561
Surrenders and death benefits	(43,862)	(47,161)	(75,999)	(29,481)	(111,865)	(68,302)
Contract maintenance charges	(10,063)	(12,192)	(33,586)	(13,900)	(21,365)	(41,205)
Other transfers between sub-accounts,
including fixed interest account	(4,491)	(4,152)	(19,586)	344	12,689	488
Net increase (decrease) in net assets
resulting from contract transactions	(50,498)	(49,468)	(102,351)	(28,505)	(110,635)	(65,458)
Total increase (decrease) in net assets	1,308	57,881	186,728	(7,412)	(28,742)	(26,112)
Net assets at December 31, 2023	$283,105	$383,731	$1,091,755	$358,705	$589,789	$817,185
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Invesco		Lazard	Allspring
	Variable Investment		Retirement	VT
	Funds		Series, Inc.	Funds
			Retirement	Discovery
	High	Core	U.S. Small	SMID
	Yield	Equity	Cap Equity	Growth
	Fund	Fund	Portfolio	Fund

Net assets at December 31, 2021	$30,724	$48,519	$516,745	$4,218
Changes from 2022 operations
Net investment income	1,219	384	—	—
Net realized gain (loss) on investments	(194)	6,539	94,083	974
Net change in unrealized depreciation on investments	(3,810)	(16,901)	(172,977)	(2,568)
Net increase (decrease) in net assets resulting from operations	(2,785)	(9,978)	(78,894)	(1,594)
Contract transactions
Deposits	934	1,112	12,569	—
Surrenders and death benefits	(2,648)	—	(41,855)	—
Contract maintenance charges	(903)	(1,380)	(14,460)	(115)
Other transfers between sub-accounts,
including fixed interest account	113	243	(33,672)	44
Net increase (decrease) in net assets
resulting from contract transactions	(2,504)	(25)	(77,418)	(71)
Total increase (decrease) in net assets	(5,289)	(10,003)	(156,312)	(1,665)
Net assets at December 31, 2022	$25,435	$38,516	$360,433	$2,553
Changes from 2023 operations
Net investment income	1,417	322	—	—
Net realized gain (loss) on investments	(87)	892	(21,219)	(62)
Net change in unrealized appreciation (depreciation) on investments	1,265	7,808	51,166	570
Net increase in net
assets resulting from operations	2,595	9,022	29,947	508
Contract transactions
Deposits	934	1,112	10,111	—
Surrenders and death benefits	—	—	(70,546)	—
Contract maintenance charges	(913)	(1,486)	(12,980)	(124)
Other transfers between sub-accounts,
including fixed interest account	89	(3)	1,190	55
Net increase (decrease) in net assets
resulting from contract transactions	110	(377)	(72,225)	(69)
Total increase (decrease) in net assets	2,705	8,645	(42,278)	439
Net assets at December 31, 2023	$28,140	$47,161	$318,155	$2,992
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Net assets at December 31, 2021	$749,330	$485,583	$1,057,641	$246,522	$201,131
Changes from 2022 operations
Net investment income	10,399	7,742	—	3,308	—
Net realized gain (loss) on investments	5,901	35,916	95,852	5,001	11,428
Net change in unrealized depreciation on investments	(85,405)	(60,468)	(491,615)	(53,381)	(37,107)
Net increase (decrease) in net assets resulting from operations	(69,105)	(16,810)	(395,763)	(45,072)	(25,679)
Contract transactions
Deposits	21,091	12,192	10,314	5,432	2,613
Surrenders and death benefits	(92,267)	—	(60,813)	(694)	—
Contract maintenance charges	(25,558)	(8,506)	(27,444)	(8,080)	(4,406)
Other transfers between sub-accounts,
including fixed interest account	(23,232)	(29,445)	38,451	866	(3,484)
Net increase (decrease) in net assets
resulting from contract transactions	(119,966)	(25,759)	(39,492)	(2,476)	(5,277)
Total increase (decrease) in net assets	(189,071)	(42,569)	(435,255)	(47,548)	(30,956)
Net assets at December 31, 2022	$560,259	$443,014	$622,386	$198,974	$170,175
Changes from 2023 operations
Net investment income	7,924	8,175	—	4,392	—
Net realized gain (loss) on investments	30,062	22,996	89,487	(682)	20,856
Net change in unrealized appreciation (depreciation) on investments	16,150	7,176	194,700	23,851	(18,379)
Net increase in net
assets resulting from operations	54,136	38,347	284,187	27,561	2,477
Contract transactions
Deposits	18,287	12,088	9,057	5,824	2,229
Surrenders and death benefits	(91,098)	(43,327)	(66,168)	(21,986)	(19,012)
Contract maintenance charges	(24,548)	(8,352)	(27,225)	(8,357)	(4,255)
Other transfers between sub-accounts,
including fixed interest account	(5,376)	(3,781)	(25,858)	767	1,666
Net increase (decrease) in net assets
resulting from contract transactions	(102,735)	(43,372)	(110,194)	(23,752)	(19,372)
Total increase (decrease) in net assets	(48,599)	(5,025)	173,993	3,809	(16,895)
Net assets at December 31, 2023	$511,660	$437,989	$796,379	$202,783	$153,280
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2021	$347,791	$18,357	$11,577	$1,060,033
Changes from 2022 operations
Net investment income	1,943	131	356	10,690
Net realized gain (loss) on investments	21,528	2,150	(66)	116,308
Net change in unrealized depreciation on investments	(63,401)	(4,764)	(1,655)	(234,244)
Net increase (decrease) in net assets resulting from operations	(39,930)	(2,483)	(1,365)	(107,246)
Contract transactions
Deposits	8,805	177	568	23,165
Surrenders and death benefits	(33,951)	—	(3,204)	(122,108)
Contract maintenance charges	(9,038)	(342)	(443)	(35,681)
Other transfers between sub-accounts,
including fixed interest account	(44,587)	(911)	462	(23,479)
Net increase (decrease) in net assets
resulting from contract transactions	(78,771)	(1,076)	(2,617)	(158,103)
Total increase (decrease) in net assets	(118,701)	(3,559)	(3,982)	(265,349)
Net assets at December 31, 2022	$229,090	$14,798	$7,595	$794,684
Changes from 2023 operations
Net investment income	1,082	132	400	6,408
Net realized gain (loss) on investments	7,906	858	(146)	22,750
Net change in unrealized appreciation (depreciation) on investments	24,803	1,407	224	57,555
Net increase in net
assets resulting from operations	33,791	2,397	478	86,713
Contract transactions
Deposits	7,474	177	452	12,534
Surrenders and death benefits	(8,175)	—	(811)	(155,298)
Contract maintenance charges	(8,624)	(305)	(441)	(34,343)
Other transfers between sub-accounts,
including fixed interest account	(8,135)	(71)	667	5,972
Net increase (decrease) in net assets
resulting from contract transactions	(17,460)	(199)	(133)	(171,135)
Total increase (decrease) in net assets	16,331	2,198	345	(84,422)
Net assets at December 31, 2023	$245,421	$16,996	$7,940	$710,262
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2023 and 2022

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2021	$282,112	$396,803	$225,003	$239,473	$87,924	$359,420
Changes from 2022 operations
Net investment income	2,166	5,488	3,501	2,121	50	2,139
Net realized gain (loss) on investments	27,289	17,055	314	20,432	19,506	34,382
Net change in unrealized depreciation on investments	(82,409)	(124,068)	(31,585)	(67,802)	(42,250)	(92,665)
Net increase (decrease) in net assets resulting from operations	(52,954)	(101,525)	(27,770)	(45,249)	(22,694)	(56,144)
Contract transactions
Deposits	12,107	12,593	6,406	5,799	4,775	10,519
Surrenders and death benefits	(7,590)	(10,284)	(21,065)	(18,798)	—	(984)
Contract maintenance charges	(9,568)	(11,653)	(5,299)	(6,510)	(4,658)	(10,896)
Other transfers between sub-accounts,
including fixed interest account	(632)	(8,280)	(12,259)	98	1,829	(691)
Net increase (decrease) in net assets
resulting from contract transactions	(5,683)	(17,624)	(32,217)	(19,411)	1,946	(2,052)
Total increase (decrease) in net assets	(58,637)	(119,149)	(59,987)	(64,660)	(20,748)	(58,196)
Net assets at December 31, 2022	$223,475	$277,654	$165,016	$174,813	$67,176	$301,224
Changes from 2023 operations
Net investment income	2,865	6,278	3,934	1,851	153	2,887
Net realized gain (loss) on investments	4,205	8,514	(3,106)	25,922	(3,357)	26,310
Net change in unrealized appreciation (depreciation) on investments	27,568	16,548	7,414	11,529	15,885	53,278
Net increase in net
assets resulting from operations	34,638	31,340	8,242	39,302	12,681	82,475
Contract transactions
Deposits	12,359	12,512	5,289	6,093	5,982	10,854
Surrenders and death benefits	(2,914)	(9,389)	(11,987)	(51,567)	(4,335)	(5,787)
Contract maintenance charges	(9,840)	(10,811)	(5,366)	(7,243)	(4,935)	(11,525)
Other transfers between sub-accounts,
including fixed interest account	(588)	6,032	11,054	752	526	(5,293)
Net increase (decrease) in net assets
resulting from contract transactions	(983)	(1,656)	(1,010)	(51,965)	(2,762)	(11,751)
Total increase (decrease) in net assets	33,655	29,684	7,232	(12,663)	9,919	70,724
Net assets at December 31, 2023	$257,130	$307,338	$172,248	$162,150	$77,095	$371,948
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

1.    Organization

Athene Variable Life Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles generally accepted in the United States of America. The Separate Account is a funding vehicle for individual variable life contracts issued by the Company.

On December 20, 2023, the Company and Athene Annuity and Life Company (AAIA) executed an Agreement and Plan of Merger pursuant to which, subject to the receipt of all regulatory approvals required in respect thereof, the Company will merge with and into AAIA, with AAIA as the surviving company (the Merger). The consummation of the Merger will require the approval of the California Department of Insurance, the Delaware Department of Insurance, and the Iowa Insurance Division. The Merger is not expected to have a material impact on the Company’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.

The Separate Account includes four variable life insurance products: Clarity Variable Universal Life (Clarity VUL), Conseco Variable Universal Life (Conseco VUL), Clarity Survivorship Variable Universal Life (Clarity SVUL), and Clarity Duo Variable Universal Life (Clarity Duo). None of these products are being actively marketed by the Company; however, these are available for purchase. The significant features of the products are summarized below:

Clarity VUL and Conseco VUL - These contracts provide accumulation values, surrender rights, loan privileges and other features associated with life insurance as well as tax deferred investment options to potentially maximize the value of the contract.

Clarity SVUL - This contract also offers a combination of life insurance and tax‑deferred investment opportunities, but it covers two people in a single contract that pays a death benefit at the second death.

Clarity Duo - This contract utilizes two products, a single premium fixed annuity and a variable universal life contract, to create a single one‑time transaction that will pay the variable universal life’s premiums over seven years.

Investments

The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account. The sub‑accounts invest in the following underlying mutual fund portfolios (collectively the Funds):

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
VP Ultra Fund	VP Ultra Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	Sustainable US Equity Portfolio Fund
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Government Money Market Fund	Government Money Market Fund
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
Allspring VT Funds*	Allspring VT Funds*
Discovery SMID Growth Fund	Discovery SMID Growth Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	Equity Income Portfolio II
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Health Sciences Portfolio II	Health Sciences Portfolio II
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
Calibrated Dividend Growth Portfolio	Calibrated Dividend Growth Portfolio
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth and Income Portfolio	Growth and Income Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

Subaccount	Mutual Fund
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Small Company Growth Portfolio	Small Company Growth Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)
*The fund name changed in 2023. The fund was formerly known as the Wells Fargo Advantage Funds.

2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2023.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Separate Account deducts a mortality and expense and administration fee from the contract holder of 0.20%, on an annual basis, of the accumulation value invested in the Vanguard Variable Insurance Funds. This fee is deducted as part of the daily accumulation unit value calculation, in net investment income (loss).
Premium Charges
The Company deducts a premium charge from each premium payment from the contract holder of 5.5% to 8.0% of all premiums in the first through the tenth contract year and 4% of all premiums in the eleventh and later contract years for all of the products except Clarity Duo. Premium charges are deducted from deposits; therefore, deposits are recorded net of premium charges, and these charges are not recorded in the financial statements of the Separate Account. These charges are recorded in the Company's general account.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023
Contract Maintenance Charges
Contract maintenance charges are made up of risk charges, contract charges and cost of insurance.
Risk Charge
For Clarity VUL and Conseco VUL, the Separate Account deducts a risk charge each month of 0.80% to 0.84%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.36% to 0.40%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. For Clarity SVUL, the Separate Account deducts a risk charge of 0.07% per month of the accumulation value in the sub-account for the first through the fifteenth contract year and 0.03% per month of the accumulation value in the sub-account for the sixteenth contract year and thereafter. Clarity Duo assesses a risk charge that varies from 0.40% to 0.70%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.15% to 0.45%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. The amount of the charge will vary among policyholders, and is based on the sex, age and rate class of the primary insured. Risk charges for all the products are recognized as redemptions of units. These charges are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.

Contract Charges
The Separate Account deducts a contract charge of $25 to $35 per month in the first contract year and $5 to $7.50 per month thereafter for all of the products except for Clarity Duo. Contract charges are recognized as redemptions of units and are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Cost of Insurance
A deduction for cost of insurance and cost of any riders is also made monthly. This charge will depend on the specified amount of insurance coverage, the accumulation value, and the sex, age and rate class of the primary insured. Cost of insurance is recognized as a redemption of units and is included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Surrender Charges
Surrender charges will be imposed in the event of a full or partial surrender. The surrender charge will depend on the year of surrender, sex, issue age and rate class of the primary insured. A fee of $25 will also be assessed on all partial surrenders, in addition to any other surrender charges already imposed. Clarity VUL allows for one free partial surrender each contract year up to 10% of the unloaned accumulation value but never to exceed the net surrender value of the contract. Surrender charges are withheld from the proceeds of the surrender by the Company with the net amount being remitted to the contract holder. These charges are not recorded in the financial statements of the Separate Account. These fees are recorded in the Company's general account.
Transfer Fees
Transfers in excess of twelve for Clarity VUL and Clarity SVUL and in excess of 20 for Conseco VUL and Clarity Duo during each contract year will result in a $25 transfer fee assessment against the contract. These fees are recorded in the Company's general account. Fees charged on separate account contractowner deposits are included in the statement of changes in net assets as other transfers between sub-accounts, including fixed interest account.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023
4.    Purchases and Sales of Securities
    The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2023:

	Cost of	Proceeds
	Purchases	From Sales

The Alger Funds
Large Cap Growth Portfolio	$263	$3,797
Capital Appreciation Portfolio	608	4,394
Mid Cap Growth Portfolio	39	9,744
Small Cap Growth Portfolio	273	168
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	11,801	75,140
VP Value Fund	83,107	112,127
VP Ultra Fund	4,397	3,114
BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	326	99
Stock Index Fund	69,894	96,378
Small Cap Stock Index Portfolio	7,126	12,651
Fidelity Variable Insurance Products
Overseas Portfolio	13,928	61,581
Growth Portfolio	29,545	62,248
Contrafund Portfolio	59,018	122,008
Investment Grade Bond Portfolio	27,592	47,023
Mid-Cap Portfolio	37,027	128,899
Government Money Market Fund	83,074	109,186
Invesco Variable Investment Funds
High Yield Fund	2,072	545
Core Equity Fund	2,374	1,360
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	12,475	84,700
Allspring VT Funds
Discovery SMID Growth Fund	48	118
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

	Cost of	Proceeds
	Purchases	From Sales

Janus Henderson Portfolio
Overseas Portfolio	$24,866	$119,677
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	36,050	53,311
Blue Chip Growth Portfolio	19,752	129,945
Moderate Allocation Portfolio	10,445	29,256
Health Sciences Portfolio II	14,224	27,926
Lord Abbett Series Fund, Inc.
Mid-Cap Stock Portfolio	16,743	26,436
Calibrated Dividend Growth Portfolio	1,449	592
Bond-Debenture Portfolio	1,476	1,209
Growth and Income Portfolio	33,349	184,061
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	16,782	10,715
Real Estate Index Portfolio	38,535	21,009
Total Bond Market Index Portfolio	20,364	17,439
Total Stock Market Index Portfolio	18,373	57,706
Small Company Growth Portfolio	6,670	9,283
Capital Growth Portfolio	26,649	18,512

		(Concluded)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023
5.    Summary of Unit Transactions
    Transactions in units for the years ended December 31, 2023 and 2022 were as follows:

	Years Ended December 31,
	2023	2022
	Units	Units

The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(64)	(20)
The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(38)	(39)
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(154)	(15)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	2	2
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
Contract purchases	194	214
Redemptions and transfers to/from	(1,781)	(635)
American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	184	237
Redemptions and transfers to/from	(1,830)	(1,309)
American Century Variable Portfolios, Inc. VP Ultra Fund
Contract purchases	12	13
Redemptions and transfers to/from	(32)	7
BNY Mellon Investment Portfolios Sustainable
US Equity Portfolio Fund
Contract purchases	—	—
Redemptions and transfers to/from	(2)	(2)
BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	426	602
Redemptions and transfers to/from	(1,959)	(689)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	27	26
Redemptions and transfers to/from	(277)	(129)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	374	453
Redemptions and transfers to/from	(2,345)	(1,189)
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

	Years Ended December 31,
	2023	2022
	Units	Units

Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	352	557
Redemptions and transfers to/from	(1,600)	(629)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	475	476
Redemptions and transfers to/from	(2,098)	(2,391)
Fidelity Variable Insurance Products Investment
Grade Bond Portfolio
Contract purchases	809	871
Redemptions and transfers to/from	(2,416)	(4,548)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	202	248
Redemptions and transfers to/from	(2,479)	(830)
Fidelity Variable Insurance Products Government
Money Market Fund
Contract purchases	3,382	3,466
Redemptions and transfers to/from	(8,504)	(3,586)
Invesco Variable Investment Funds High Yield Fund
Contract purchases	35	36
Redemptions and transfers to/from	(31)	(128)
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	28	31
Redemptions and transfers to/from	(37)	(32)
Lazard Retirement Series, Inc Retirement U.S.
Small Cap Equity Portfolio
Contract purchases	155	192
Redemptions and transfers to/from	(1,539)	(1,443)
Allspring VT Discovery SMID Growth Fund
Contract purchases	—	—
Redemptions and transfers to/from	(2)	(1)
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	325	405
Redemptions and transfers to/from	(2,509)	(2,769)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	346	354
Redemptions and transfers to/from	(1,579)	(1,086)
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	154	171
Redemptions and transfers to/from	(1,967)	(742)
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	187	179
Redemptions and transfers to/from	(979)	(261)
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

	Years Ended December 31,
	2023	2022
	Units	Units

T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	22	26
Redemptions and transfers to/from	(225)	(78)
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
Contract purchases	242	301
Redemptions and transfers to/from	(807)	(3,035)
Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
Contract purchases	4	4
Redemptions and transfers to/from	(8)	(28)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	17	21
Redemptions and transfers to/from	(23)	(119)
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
Contract purchases	383	726
Redemptions and transfers to/from	(5,674)	(5,957)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	255	253
Redemptions and transfers to/from	(278)	(364)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	400	366
Redemptions and transfers to/from	(463)	(827)
Vanguard Variable Insurance Funds Total Bond
Market Index Portfolio
Contract purchases	327	387
Redemptions and transfers to/from	(424)	(2,263)
Vanguard Variable Insurance Funds Total Stock
Market Index Portfolio
Contract purchases	123	120
Redemptions and transfers to/from	(1,142)	(507)
Vanguard Variable Insurance Funds Small Company
Growth Portfolio
Contract purchases	123	100
Redemptions and transfers to/from	(182)	(62)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	155	163
Redemptions and transfers to/from	(317)	(194)
		(Concluded)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023
6.    Financial Highlights
The Company sells four different variable life products which have unique combinations of features and fees that are charged against the contract holder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

The Alger Funds:
Large Cap Growth Portfolio
2023	496	$57.746	$60.048	$28,658	—%	—	32.67%	32.67%
2022	560	43.527	45.262	24,447	—	—	(38.65)	(38.65)
2021	580	70.953	73.781	41,306	—	—	11.84	11.84
2020	596	63.441	65.969	37,939	—	—	67.03	67.03
2019	1,045	37.982	39.496	39,747	—	—	27.43	27.43
Capital Appreciation Portfolio
2023	1,534	100.264	112.987	173,293	—	—	43.13	43.13
2022	1,572	70.051	78.941	124,100	—	—	(36.52)	(36.52)
2021	1,611	110.356	124.360	200,402	—	—	19.13	19.13
2020	1,708	92.638	104.394	178,226	—	—	41.75	41.75
2019	2,118	65.352	73.645	155,944	—	—	33.58	33.58
Mid Cap Growth Portfolio
2023	346	46.845	70.307	22,936	—	—	23.17	23.17
2022	500	38.032	57.080	27,386	—	—	(36.07)	(36.07)
2021	515	59.492	89.289	44,185	—	—	4.20	4.20
2020	577	57.092	85.686	47,651	—	—	64.63	64.63
2019	598	34.679	52.048	30,026	—	—	30.26	30.26
Small Cap Growth Portfolio
2023	14	46.821	46.821	672	—	—	16.49	16.49
2022	12	40.193	40.193	481	—	—	(38.01)	(38.01)
2021	10	64.841	64.841	672	—	—	(6.06)	(6.06)
2020	11	69.024	69.024	825	1.02	—	67.15	67.15
2019	11	41.294	41.294	473	—	—	29.34	29.34
American Century Variable Portfolios, Inc.:
VP Disciplined Core Value Fund
2023	7,393	46.019	46.381	340,387	1.38	—	8.65	8.65
2022	8,980	42.354	42.687	380,810	1.77	—	(12.74)	(12.74)
2021	9,401	48.536	48.917	456,856	1.08	—	23.65	23.65
2020	9,614	39.252	39.561	377,873	1.98	—	11.81	11.81
2019	9,462	35.107	35.382	332,525	2.08	—	23.95	23.95
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

VP Value Fund
2023	8,580	$50.798	$68.931	$544,546	2.24%	—	9.1%	9.1%
2022	10,226	46.598	63.233	584,737	2.16	—	0.62	0.62
2021	11,298	46.311	62.843	639,019	1.75	—	24.51	24.51
2020	11,535	37.195	50.472	526,152	2.37	—	0.98	0.98
2019	10,595	36.835	49.984	484,339	2.12	—	27.03	27.03
VP Ultra Fund
2023	593	73.853	73.853	43,810	—	—	43.51	43.51
2022	613	51.463	51.463	31,551	—	—	(32.38)	(32.38)
2021	593	76.100	76.100	45,111	—	—	23.16	23.16
2020	804	61.790	61.790	49,674	—	—	49.85	49.85
2019	1,046	41.234	41.234	43,138	—	—	34.58	34.58
BNY Mellon Investment Portfolios:
Sustainable US Equity Portfolio Fund
2023	57	46.411	46.411	2,655	0.72	—	24.01	24.01
2022	59	37.427	37.427	2,205	0.52	—	(22.87)	(22.87)
2021	61	48.525	48.525	2,947	0.75	—	27.00	27.00
2020	61	38.210	38.210	2,363	1.16	—	24.14	24.14
2019	136	30.779	30.779	4,200	1.44	—	34.36	34.36
Stock Index Fund
2023	18,285	61.478	65.139	1,129,499	1.41	—	25.93	25.93
2022	19,818	48.631	51.527	971,862	0.98	—	(18.63)	(18.63)
2021	19,905	59.768	63.328	1,195,135	1.09	—	28.41	28.41
2020	28,113	46.544	49.316	1,334,543	1.57	—	18.01	18.01
2019	31,469	39.442	41.791	1,269,250	1.72	—	31.18	31.18
Small Cap Stock Index Portfolio
2023	1,571	51.207	51.207	80,460	1.01	—	15.39	15.39
2022	1,821	44.378	44.378	80,814	0.91	—	(16.65)	(16.65)
2021	1,924	53.243	53.243	102,420	0.67	—	26.14	26.14
2020	2,158	42.208	42.208	91,126	1.06	—	10.64	10.64
2019	2,186	38.150	38.150	83,414	0.86	—	22.21	22.21
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Fidelity Variable Insurance Products:
Overseas Portfolio
2023	11,157	$23.046	$32.339	$283,105	0.69%	—	20.22%	20.22%
2022	13,128	19.170	26.900	281,797	0.82	—	(24.68)	(24.68)
2021	13,864	25.452	35.715	391,424	0.32	—	19.39	19.39
2020	15,143	21.318	29.915	359,542	0.20	—	15.33	15.33
2019	16,604	18.484	25.938	349,214	1.52	—	27.50	27.50
Growth Portfolio
2023	7,614	46.991	77.492	383,731	—	—	35.89	35.89
2022	8,862	34.580	57.026	325,850	0.35	—	(24.64)	(24.64)
2021	8,934	45.889	75.676	438,790	—	—	22.90	22.90
2020	9,884	37.338	61.574	396,413	0.04	—	43.55	43.55
2019	11,959	26.011	42.894	335,408	0.06	—	33.98	33.98
Contrafund Portfolio
2023	16,517	65.073	73.139	1,091,755	0.25	—	33.12	33.12
2022	18,140	48.884	54.944	905,027	0.25	—	(26.49)	(26.49)
2021	20,055	66.498	74.741	1,358,593	0.03	—	27.51	27.51
2020	21,098	52.151	58.615	1,124,927	0.08	—	30.23	30.23
2019	24,977	40.044	45.008	1,030,912	0.22	—	31.27	31.27
Investment Grade Bond Portfolio
2023	19,144	18.738	18.738	358,705	2.08	—	6.20	6.20
2022	20,751	17.643	17.643	366,117	2.00	—	(12.96)	(12.96)
2021	24,428	20.270	20.270	495,154	2.04	—	(0.61)	(0.61)
2020	23,711	20.394	20.394	483,565	2.24	—	9.39	9.39
2019	23,475	18.642	18.642	437,638	2.70	—	9.67	9.67
Mid-Cap Portfolio
2023	11,009	53.572	53.572	589,789	0.52	—	15.08	15.08
2022	13,286	46.554	46.554	618,531	0.50	—	(14.74)	(14.74)
2021	13,868	54.604	54.604	757,252	0.60	—	25.60	25.60
2020	15,158	43.474	43.474	658,982	0.63	—	18.19	18.19
2019	15,870	36.783	36.783	583,735	0.87	—	23.45	23.45
Government Money Market Fund
2023	62,124	13.154	13.154	817,185	4.73	—	4.89	4.89
2022	67,246	12.541	12.541	843,297	1.44	—	1.44	1.44
2021	67,366	12.363	12.363	832,834	0.01	—	0.01	0.01
2020	76,434	12.362	12.362	944,857	0.31	—	0.32	0.32
2019	62,424	12.322	12.322	769,209	2.00	—	2.02	2.02
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Invesco Variable Investment Funds:
High Yield Fund
2023	1,005	$28.005	$28.005	$28,140	5.36%	—	10.18%	10.18%
2022	1,001	25.419	25.419	25,435	4.61	—	(9.55)	(9.55)
2021	1,093	28.104	28.104	30,724	4.83	—	4.38	4.38
2020	1,364	26.924	26.924	36,733	6.05	—	3.32	3.32
2019	1,373	26.059	26.059	35,777	5.43	—	13.51	13.51
Core Equity Fund
2023	1,117	42.202	42.202	47,161	0.78	—	23.36	23.36
2022	1,126	34.210	34.210	38,516	0.93	—	(20.55)	(20.55)
2021	1,127	43.057	43.057	48,519	0.67	—	27.74	27.74
2020	1,144	33.707	33.707	38,570	1.40	—	13.85	13.85
2019	1,392	29.606	29.606	41,212	0.96	—	28.96	28.96
Lazard Retirement Series, Inc:
Retirement U.S. Small Cap Equity Portfolio
2023	5,121	43.453	69.642	318,155	—	—	10.02	10.02
2022	6,505	39.494	63.296	360,433	—	—	(15.52)	(15.52)
2021	7,756	46.747	74.921	516,785	0.05	—	19.87	19.87
2020	8,078	38.998	62.502	448,224	0.19	—	6.76	6.76
2019	8,649	36.527	58.542	440,344	—	—	29.93	29.93
Allspring VT Funds:
Discovery SMID Growth Fund
2023	50	59.282	59.282	2,992	—	—	20.14	20.14
2022	52	49.344	49.344	2,553	—	—	(37.85)	(37.85)
2021	53	79.392	79.392	4,218	—	—	(5.04)	(5.04)
2020	56	83.607	83.607	4,700	—	—	62.65	62.65
2019	116	51.403	51.403	5,971	—	—	39.02	39.02
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Janus Henderson Portfolio:
Overseas Portfolio
2023	9,459	$42.425	$58.827	$511,660	1.33%	—	10.87%	10.87%
2022	11,643	38.264	53.058	560,259	1.75	—	(8.60)	(8.60)
2021	14,007	41.867	58.053	749,330	1.16	—	13.58	13.58
2020	16,034	36.860	51.110	760,548	1.38	—	16.30	16.30
2019	16,994	31.694	43.948	696,222	1.92	—	27.02	27.02
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio II
2023	11,661	37.559	37.559	437,989	1.74	—	9.31	9.31
2022	12,894	34.359	34.359	443,014	1.65	—	(3.59)	(3.59)
2021	13,626	35.637	35.637	485,583	1.39	—	25.22	25.22
2020	13,455	28.461	28.461	382,917	2.13	—	0.96	0.96
2019	12,828	28.191	28.191	361,619	2.08	—	26.04	26.04
Blue Chip Growth Portfolio
2023	10,871	73.256	73.256	796,379	—	—	49.29	49.29
2022	12,684	49.070	49.070	622,386	—	—	(38.50)	(38.50)
2021	13,255	79.793	79.793	1,057,641	—	—	17.62	17.62
2020	13,794	67.839	67.839	935,794	—	—	34.28	34.28
2019	15,289	50.521	50.521	772,441	—	—	29.89	29.89
Moderate Allocation Portfolio
2023	6,004	33.773	33.773	202,783	2.08	—	15.35	15.35
2022	6,796	29.279	29.279	198,974	1.57	—	(18.31)	(18.31)
2021	6,878	35.844	35.844	246,522	0.98	—	10.06	10.06
2020	6,932	32.567	32.567	225,775	1.39	—	14.54	14.54
2019	7,916	28.433	28.433	225,079	1.96	—	19.80	19.80
Health Science Portfolio II
2023	1,450	105.738	105.738	153,280	—	—	2.68	2.68
2022	1,653	102.973	102.973	170,175	—	—	(12.69)	(12.69)
2021	1,705	117.935	117.935	201,131	—	—	12.83	12.83
2020	1,796	104.525	104.525	187,601	—	—	29.27	29.27
2019	2,454	80.859	80.859	198,395	—	—	28.63	28.63
Lord Abbett Series Fund, Inc.:
Mid Cap Stock Portfolio
2023	7,295	33.641	33.641	245,421	0.38	—	15.42	15.42
2022	7,860	29.147	29.147	229,090	0.68	—	(11.21)	(11.21)
2021	10,594	32.829	32.829	347,791	0.59	—	28.70	28.70
2020	10,996	25.508	25.508	280,481	1.05	—	2.50	2.50
2019	12,437	24.887	24.887	309,515	0.95	—	22.64	22.64
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Calibrated Dividend Growth Portfolio
2023	334	$50.934	$50.934	$16,996	0.86%	—	16.33%	16.33%
2022	338	43.785	43.785	14,798	0.85	—	(13.55)	(13.55)
2021	362	50.647	50.647	18,357	0.73	—	25.62	25.62
2020	158	40.318	40.318	6,387	0.27	—	15.42	15.42
2019	682	34.933	34.933	23,831	1.61	—	26.45	26.45
Bond-Debenture Portfolio
2023	292	27.174	27.174	7,940	4.56	—	6.55	6.55
2022	298	25.503	25.503	7,595	4.05	—	(12.80)	(12.80)
2021	396	29.247	29.247	11,577	3.04	—	3.28	3.28
2020	385	28.319	28.319	10,907	3.95	—	7.30	7.30
2019	383	26.392	26.392	10,115	3.35	—	13.35	13.35
Growth and Income Portfolio
2023	19,859	35.765	35.765	710,262	0.73	—	13.19	13.19
2022	25,150	31.598	31.598	794,684	1.22	—	(9.44)	(9.44)
2021	30,381	34.891	34.891	1,060,033	1.07	—	29.02	29.02
2020	30,789	27.044	27.044	832,642	1.79	—	2.70	2.70
2019	30,830	26.333	26.333	811,865	1.69	—	22.49	22.49
Vanguard Variable Insurance Funds:
Mid-Cap Index Portfolio
2023	4,851	53.004	53.004	257,130	1.42	0.20	15.60	15.60
2022	4,874	45.851	45.851	223,475	1.12	0.20	(18.98)	(18.98)
2021	4,985	56.594	56.594	282,112	1.09	0.20	24.11	24.11
2020	5,839	45.601	45.601	266,234	1.48	0.20	17.83	17.83
2019	6,528	38.699	38.699	252,613	1.45	0.20	30.61	30.61
Real Estate Index Portfolio
2023	8,941	34.375	34.375	307,338	2.13	0.20	11.48	11.48
2022	9,004	30.836	30.836	277,654	1.91	0.20	(26.44)	(26.44)
2021	9,465	41.922	41.922	396,803	2.02	0.20	39.93	39.93
2020	9,956	29.960	29.960	298,291	2.54	0.20	(5.04)	(5.04)
2019	9,765	31.551	31.551	308,108	2.68	0.20	28.55	28.55
Total Bond Market Index Portfolio
2023	10,272	16.769	16.769	172,248	2.34	0.20	5.37	5.37
2022	10,369	15.915	15.915	165,016	2.11	0.20	(13.39)	(13.39)
2021	12,245	18.374	18.374	225,003	2.03	0.20	(1.91)	(1.91)
2020	12,665	18.733	18.733	237,265	2.50	0.20	7.37	7.37
2019	12,017	17.447	17.447	209,671	2.54	0.20	8.46	8.46
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Total Stock Market Index Portfolio
2023	2,870	$56.498	$56.498	$162,150	1.16%	0.20	25.70%	25.70%
2022	3,889	44.946	44.946	174,813	1.31	0.20	(19.75)	(19.75)
2021	4,276	56.009	56.009	239,473	1.21	0.20	25.39	25.39
2020	5,481	44.669	44.669	244,846	1.57	0.20	20.31	20.31
2019	5,735	37.127	37.127	212,913	1.53	0.20	30.49	30.49
Small Company Growth Portfolio
2023	1,452	53.095	53.095	77,095	0.41	0.20	19.41	19.41
2022	1,511	44.465	44.465	67,176	0.26	0.20	(25.50)	(25.50)
2021	1,473	59.685	59.685	87,924	0.37	0.20	13.99	13.99
2020	1,504	52.360	52.360	78,802	0.63	0.20	22.94	22.94
2019	1,497	42.591	42.591	63,778	0.49	0.20	27.85	27.85
Capital Growth Portfolio
2023	4,691	79.290	79.290	371,948	1.13	0.20	27.74	27.74
2022	4,853	62.073	62.073	301,224	0.88	0.20	(15.65)	(15.65)
2021	4,884	73.593	73.593	359,420	0.93	0.20	21.30	21.30
2020	4,901	60.671	60.671	297,353	1.43	0.20	17.24	17.24
2019	5,325	51.750	51.750	275,566	1.09	0.20	26.25	26.25
						(Concluded)

(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2023
7.    Subsequent Events
The Company has evaluated subsequent events through April 30, 2024, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2023 that require disclosure or adjustment to the financial statements at that date or for the period ended.

Exhibit Index

Exhibit No.	Description
99	Athene Annuity & Life Assurance Company Financial Statements – Statutory-Basis and Supplementary Schedules December 31, 2023 and 2022